Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net income	$ 225,570	$ 204,825	$ 1,069,607	$ 905,632
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,587	2,116	32,909	6,221
Excess tax benefits from share-based payment arrangements	3,171		(35,201)
Non-cash stock compensation	247,127	30,028	268,538	123,355
Allowance for refunds and chargebacks		1,089	1,834	5,036
Deferred Income Taxes	(23,310)	52,436	(2,136)	(49,826)
Changes in assets and liabilities:
Accounts receivable	(13,128)	(46,655)	(33,926)	11,351
Other assets	23,567	(9,087)	(40,051)	2,208
Deposits				39,405
Income taxes payable	(67,214)	(283,346)	(380,840)	358,325
Accrued expenses and other	30,943	(89,977)	(44,598)	1,305
Deferred revenue	(21,565)	22,713	15,634	38,267
Net cash provided by operating activities	422,748	(115,858)	851,770	1,441,279
Cash flows from investing activities:
Purchases of property and equipment	(241,948)		(24,206)	(150,349)
Net cash used in by investing activities	(241,948)		(24,206)	(150,349)
Cash flows (used in) provided by financing activities:
Dividend to shareholder	(266,002)		(2,589,011)
Proceeds from issuance of common stock	3,624		531,438	96,816
Excess tax benefits from share-based payment arrangements			35,201
Net cash used in financing activities	(262,378)		(2,022,372)	96,816
Change in cash and cash equivalents	(81,578)	(115,858)	(1,194,808)	1,387,746
Cash and cash equivalents, beginning of period	784,001	1,978,809	1,978,809	591,063
Cash and cash equivalents, end of period	702,423	1,862,951	784,001	1,978,809
Supplemental cash flow disclosures:
Cash paid for income taxes	$ 235,000	$ 348,122	$ 618,000	$ 359,362